Schedule of Shares Option Activity (Details) - Equity Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Offsetting Assets [Line Items]
Number of options Outstanding, Beginning balance	39,094	6,556
Weighted average exercise price Outstanding, Beginning balance	$ 26.00	$ 346.75
Number of options , Granted	3,900	34,480
Weighted average exercise price, Granted	$ 31.25	$ 26.00
Number of options, Exercised	(752)
Weighted average exercise price, Exercised
Number of options, Expired	(6,500)	(1,942)
Weighted average exercise price, Expired
Number of options Outstanding, Ending balance	35,742	39,094
Weighted Average exercise price Outstanding, Ending balance	$ 26.50	$ 26.00
Number of options, Vested at year end	27,063	15,937
Weighted average exercise price, Vested at year end	$ 26.00	$ 26.00